PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Preferred Stock

NOTE 12. PREFERRED STOCK

The table below shows the details of preferred stock for SDG&E and SoCalGas. All series of Pacific Enterprises (PE) preferred stock were redeemed during 2011 as we discuss below.

PREFERRED STOCK

	Call/
	Redemption	December 31,
	Price	2012	2011
		(in millions)
Contingently redeemable:
SDG&E:
$20 par value, authorized 1,375,000 shares:
5% Series, 375,000 shares outstanding	$24.00	$8	$8
4.5% Series, 300,000 shares outstanding	$21.20	6	6
4.4% Series, 325,000 shares outstanding	$21.00	7	7
4.6% Series, 373,770 shares outstanding	$20.25	7	7
Without par value:
$1.70 Series, 1,400,000 shares outstanding	$25.085	35	35
$1.82 Series, 640,000 shares outstanding	$26.00	16	16
SDG&E - Total contingently redeemable preferred stock		79	79
Sempra Energy - Total contingently redeemable preferred
stock of subsidiary		$79	$79

SoCalGas:
$25 par value, authorized 1,000,000 shares:
6% Series, 79,011 shares outstanding		$3	$3
6% Series A, 783,032 shares outstanding		19	19
SoCalGas - Total preferred stock		22	22
Less: 50,970 shares of the 6% Series outstanding owned by PE		(2)	(2)
		20	20

Sempra Energy - Total preferred stock of subsidiary		$20	$20

Following are the attributes of each company's preferred stock. No amounts currently outstanding are subject to mandatory redemption.

SDG&E

  All outstanding series are callable.
  The $20 par value preferred stock has two votes per share on matters being voted upon by shareholders of SDG&E and a liquidation preference at par plus any unpaid dividends.
  All outstanding series of SDG&E's preferred stock have cumulative preferences as to dividends.
  The no-par-value preferred stock is nonvoting and has a liquidation preference of $25 per share plus any unpaid dividends.

  SDG&E is authorized to issue 10 million shares of no-par-value preferred stock (both subject to and not subject to mandatory redemption).

  SDG&E is currently authorized to issue up to 25 million shares of an additional class of preference shares designated as “Series Preference Stock.” The Series Preference Stock is in addition to the Cumulative Preferred Stock, Preference Stock (Cumulative) and Common Stock that SDG&E was otherwise authorized to issue, and when issued would rank junior to the Cumulative Preferred Stock and Preference Stock (Cumulative). The stock's rights, preferences and privileges would be established by the board of directors at the time of issuance.

  SDG&E's outstanding preferred securities are classified as contingently redeemable because they contain a contingent redemption feature that allows the holder to elect a majority of SDG&E's board of directors if dividends are not paid for eight consecutive quarters, and such a redemption triggering event is not solely within the control of SDG&E. They are therefore presented separate from and outside of equity in a manner consistent with temporary equity.

  SOCALGAS

  None of SoCalGas' outstanding preferred stock is callable.

  All outstanding series have one vote per share, cumulative preferences as to dividends and liquidation preferences of $25 per share plus any unpaid dividends.

SoCalGas currently is authorized to issue 5 million shares of series preferred stock and 5 million shares of preference stock, both without par value and with cumulative preferences as to dividends and liquidation value. The preference stock would rank junior to all series of preferred stock. Other rights and privileges of the stock would be established by the board of directors at the time of issuance.

PACIFIC ENTERPRISES

On June 30, 2011, PE redeemed all five series of its outstanding preferred stock for $81 million. Each series was redeemed for cash at redemption prices ranging from $100 to $101.50 per share, plus accrued dividends up to the redemption date of an aggregate of $1 million. The redeemed shares are no longer outstanding and represent only the right to receive the applicable redemption price, to the extent that shares have not yet been presented for payment.

PE currently is authorized to issue 10 million shares of series preferred stock and 5 million shares of Class A series preferred stock, both without par value and with cumulative preferences as to dividends and liquidation value. No shares of preferred stock or Class A series preferred stock are outstanding. Class A series preferred stock, when issued, would rank junior to all other series of preferred stock with respect to dividends and liquidation value. Other rights and privileges of each series of the preferred stock and Class A series preferred stock would be established by the board of directors at the time of issuance.